Summary of Significant Accounting Policies	12 Months Ended
Feb. 24, 2012
Summary of Significant Accounting Policy [Abstract]
Summary of Significant Accounting Policy
2.	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of ETC, our 95%-owned subsidiary, ETC-PZL Aerospace Industries SP. Z 0.0, ("ETC-PZL"), and our 99%-owned subsidiary, Environmental Tectonics Corporation (Europe) Limited ("ETC Europe").  "ETC SH" refers to the Company's corporate headquarters and main production plant located in Southampton, Pennsylvania, USA.  All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and revenues and expenses during the reporting period.  Actual results could differ from those estimates.  Significant estimates are made for revenue recognition under the percentage of completion method, claims receivable, inventories, and income taxes.

Fair Value of Financial Instruments

The carrying amounts of cash, accounts receivable, accounts payable, and bank debt approximate fair value because of the short maturity associated with each of these instruments.

Revenue Recognition

Revenue, which is recorded net of any applicable sales tax, is recognized using three methods:

On long-term contracts, with a contract value over $250 and a minimum completion period of six months, the percentage-of-completion ("POC") method is applied based on costs incurred from inception to date as a percentage of estimated total costs required to fulfill the contract.  This percentage is then multiplied by the total estimated contract value to determine the cumulative amount of revenue to be recognized, from which previously recognized revenue would be subtracted to determine revenue to be recognized in any given accounting period.  Revenue recognized on uncompleted long-term contracts in excess of amounts billed to customers is reflected as an asset on the balance sheet under the caption "Costs and estimated earnings in excess of billings on uncompleted long-term contracts".  Amounts billed to customers (i.e. milestone payments) in excess of revenue recognized on uncompleted long-term contracts are reflected as a liability on the balance sheet under the caption "Billings in excess of costs and estimated earnings on uncompleted long-term contracts".  At any time during performance if it is estimated that a contract at completion will result in a loss, the entire amount of the estimated loss is accrued.  The effect of revisions in cost and profit estimates for long-term contracts is reflected in the accounting period in which we learn the facts that require us to revise our cost and profit estimates.  Contract progress billings are based upon contract provisions for customer advance payments, contract costs incurred, and completion of specified contract milestones.  Costs related to post shipment obligations, including field installation, warranty, and any additional contracted items are included in the estimated total costs required to fulfill the contract.  Contracts may provide for customer retainage of a portion of amounts billed until contract completion.  Retainage is generally due within one year of completion of the contract.  Revenue recognition under the percentage of completion method involves significant estimates, both at inception and throughout the performance period.  Some of our long-term contracts contain provisions that require us to pay liquidated damages if we are responsible for the failure to meet specified contractual milestone dates and the applicable customer asserts a claim under these provisions.  Management uses its best judgment to estimate not only the cost to perform the work, but also the price we will eventually be paid on such contracts.

For contracts under $250, or contracts to be completed in less than six months, and where there are no post-shipment services included in the contract (such as installation and customer acceptance), the completed contract method is applied and revenue is recognized on the date that the finished product is shipped to the customer.  Estimated warranty costs for these contracts are accrued and this accrual is adjusted periodically based on actual warranty expenses and the amount and type of products shipped.  Revenue derived from the sale of parts and services is also recognized on the date that the part is shipped to the customer, or when the service is completed.

Revenue for service contracts is recognized ratably over the life of the contract with related material costs expensed as incurred.  There are no post contract expenses associated with these types of contracts.

In accordance with accounting principles generally accepted in the United States of America, recognizing revenue on contract claims and disputes related to customer caused delays, errors in specifications and designs, and other unanticipated causes, for amounts in excess of contract value, is appropriate if it is probable that the claim will result in an increase in the contract value and if the Company can reliably estimate the amount of potential additional contract revenue (claim revenue); however, revenue recorded on a contract claim cannot exceed the incurred contract costs related to that claim.  Claims are subject to negotiation, arbitration and audit by the customer or governmental agency.  The Company had no claim receivables at either February 24, 2012 or February 25, 2011.

Cash and Cash Equivalents

Cash includes short-term deposits at market interest rates with original maturities of three months or less.  The Company maintains cash balances at several financial institutions located in the Northeast United States and at some locations internationally.  Accounts in each domestic institution are insured by the Federal Deposit Insurance Corporation up to $250.  During each fiscal year, the Company periodically has cash and cash equivalents in excess of insured amounts.

Restricted Cash

Restricted cash was $6,000 as of February 24, 2012 compared to $5,607 as of February 25, 2011.  Restricted cash is comprised primarily of collateral for a committed line of credit in the amount of $5,422 with PNC Bank (the "Dedicated Line of Credit"), which the Company uses to satisfy performance bond and repayment guarantee requirements for an international contract.  Use of this Dedicated Line of Credit is restricted to funding contract performance and repayment guarantee requirements under this specific contract.  As security for this Dedicated Line of Credit, the Company has deposited $5,422 in a certificate of deposit with PNC Bank.  ETC is obligated to pay a fee, due quarterly, of 3% per year for the Dedicated Line of Credit.

Accounts Receivable and Concentration of Credit Risk

The Company performs ongoing credit evaluations of its customers and adjusts credit limits based on payment history and the customer's current creditworthiness.  Accounts receivable are deemed past due if payment is not received by the payment due date.  Overdue payments are subject to interest penalty of the delinquent amount at the rate of 1.5% per month.  The Company continuously monitors collections and payments from its customers, and maintains a provision for estimated credit losses based on historical experience and any specific customer collection issues that are identified.  While credit losses have historically been within the Company's expectations and the provisions established, we cannot guarantee that the Company will continue to experience the same credit loss rates.  Additionally, as a result of the concentration of international receivables, the Company cannot predict the effect, if any, that geopolitical disputes and financial constraints will have on the ultimate collection of its international receivables.  Amounts due under contracts related to agencies of a foreign government totaled $460 or 4.3%, of the total accounts receivable, net as of February 24, 2012.  The majority of these receivables have been collected subsequent to fiscal year end.  See Footnote 2 - Accounts Receivable for additional disclosures related to our accounts receivable.

Inventories

Inventories are valued at the lower of cost or market.  Cost is determined principally by the first-in, first-out method ("FIFO method").  The costs of finished goods and work-in-process inventories include material, direct engineering, manufacturing labor, and overhead components.  Overheads allocated to inventory cost are only those directly related to our manufacturing activities.  Where necessary, provision is made for obsolete, slow-moving, or damaged inventory.  This provision represents the difference between the cost of the inventory and its estimated market value.

In accordance with accounting principles generally accepted in the United States of America, the Company may capitalize certain costs of simulation equipment into property, plant, and equipment.  This equipment may be used to provide training or as a demonstration device to market the technology, and may be sold as a product if appropriate.  During fiscal 2012, $980 of engineering costs associated with the ATFS-400-25 PHOENIX High Performance Human Centrifuge, was transferred from inventory into property, plant, and equipment and is currently being depreciated.  No such transfers occurring during fiscal 2011.

Property, Plant, and Equipment

Property, plant, and equipment are stated at cost, and are depreciated over their estimated useful lives using the straight-line method for financial reporting purposes.  Buildings and building additions are depreciated over 40 years; machinery and equipment, 3 to 20 years; office furniture and equipment, 10 years; and building improvements, 5 to 10 years.  The Company manufactures certain equipment that is used primarily for both research and demonstration purposes to support its sales effort and is not listed for sale, although sales of such demonstration equipment are not precluded.  The gross value of demonstration equipment was $12,605 at February 24, 2012.  Upon sale of such demonstration devices, their costs, net of accumulated depreciation, are transferred to cost of sales.  Upon sale or retirement of property, plant, and equipment, the costs and related accumulated depreciation are eliminated from the accounts with any resulting gains or losses.

Capitalized Software Development Costs

The Company capitalizes the qualifying costs of developing software contained in certain products.  Capitalization of such costs commences when technological feasibility has been established in accordance with the FASB's guidance on accounting for the costs of computer software to be sold, leased, or otherwise marketed.  Technological feasibility is defined as the point in time when the Company has completed all planning, designing, coding, and testing activities that are necessary to establish that a software product can be produced to meet its design specifications, including functions, features, and technical performance requirements.  When the software is ready for commercial release, capitalization of development costs cease and amortization commences on a straight-line basis over a period ranging from 3 to 5 years, depending upon the life of the product.  The establishment of technological feasibility and the ongoing assessment of the recoverability of these costs require considerable judgment by management with respect to certain external factors including, but not limited to, anticipated future gross product revenue, estimated economic product lives and changes in software and hardware technology.  Software amortization totaled $367 and $303 in fiscal 2012 and fiscal 2011, respectively.  Estimated software amortization, which is based on existing capitalized software, for each of the next five fiscal years is as follows: $289 in fiscal 2013; $186 in fiscal 2014; $129 in fiscal 2015; $52 in fiscal 2016, and $10 in fiscal 2017 and beyond.

Research and Development Costs

Research and development costs, which relate primarily to the development, design, and testing of products, are expensed as incurred.  The Company enters into research grants with various government entities, both in the United States and internationally.  During fiscal 2012 and fiscal 2011, the Company was involved with seven (7) such grants.  Payments received under these grants are recorded as a reduction of research and development costs.  Such payments totaled $1,976 in fiscal 2012 and $3,033 in fiscal 2011.  Research and development expenses, which totaled $3,376 in fiscal 2012 and $4,695 in fiscal 2011, include spending for potential new products and technologies and work performed under government grant program, both in the United States and internationally.  This spending, net of grant payments from the United States, and the governments of Poland and Turkey, as detailed above, was $1,400 for fiscal 2012 compared to $1,662 in fiscal 2011.

Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial and tax reporting purposes, as well as the valuation of net loss carryforwards.  Valuation allowances are reviewed each fiscal period to determine whether there is sufficient positive or negative evidence to support a change in judgment about the potential realization of the related deferred tax asset.

Significant judgments and estimates are required in determining the provision for taxes, including judgments and estimates regarding the realization of deferred tax assets and the ultimate outcomes of tax-related contingencies.  During the normal course of business, there are many transactions and calculations for which the ultimate tax determination is uncertain.  A liability is recognized, including interest, or a tax asset is reduced, for the anticipated outcome of tax audits.  These amounts are adjusted in light of changing facts and circumstances.

Long-Lived Assets

The Company reviews its property and equipment for impairment whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable.  Recoverability is measured by a comparison of the carrying amount to the net undiscounted cash flows expected to be generated by the asset.  An impairment loss would be recorded for the excess of net book value over the fair value of the asset impaired.  The fair value is estimated based on expected undiscounted future cash flows.  The results of impairment tests are subject to management's estimates and assumptions of projected cash flows and operating results.  Actual results may differ.  There were no impairment losses recorded in either fiscal 2012 or fiscal 2011.

Share-Based Compensation

Share-based compensation expense is measured at the stock option grant date, based on the fair value of the award, and is recorded primarily to general and administrative expense.  The Company uses the Black-Scholes option-pricing model and the straight-line attribution approach to determine the fair value of share-based awards in accordance with ASC 718, Compensation.  This option-pricing model requires the input of highly subjective assumptions, including the option's expected term, the price volatility of the underlying stock, risk-free rates of return, dividend yield, and expected forfeitures.  The expected term of an award is no less than the award vesting period and is based on the Company's historical experience.  The expected stock price volatility is based on the Company's historical stock prices.  The risk-free interest rate is approximated using rates available on U.S. Treasury securities in effect at the time of grant with a remaining term similar to the award's expected life.  The Company uses a dividend yield of zero in the Black-Scholes option valuation model as it does not anticipate paying cash dividends in the near future.  The Company is required to estimate forfeitures at the time of grant, and revise those estimates in subsequent periods if actual forfeitures differ from those estimates.  The Company uses historical data to estimate pre-vesting option forfeitures and record share-based compensation expense for only those awards that are expected to vest as the requisite service is rendered.  The guidance requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from these estimates.  The Company typically issues new shares of Common Stock upon the exercise of stock options, as opposed to using treasury shares.

Advertising Costs

The Company expenses advertising costs, which include trade shows, as incurred.  Advertising expense was $539 and $569 in fiscal 2012 and fiscal 2011, respectively.

Warranty Costs

The Company provides warranties against defects in materials and workmanship in our products.  Warranty periods for our products generally range from 90 days to two years.  The Company maintains a general provision for estimated expenses of providing service under these warranties.  Non-warranty service is billed to the customer as performed.  The assumptions we use to estimate warranty accruals are evaluated periodically in light of actual experience and management's estimates of future claims, and, when appropriate, the accruals are adjusted.  Our determination of the appropriate level of warranty accrual is subjective and based on estimates, and actual experience may be different than our accruals.

Earnings per Share

The Company utilizes the two-class method for computing and presenting earnings per share.  The Company currently has one class of Common Stock (the "Common Stock") and two classes of cumulative participating Preferred Stock, Series D and Series E (the "Preferred Stock").  Under its terms, the Preferred Stock is entitled to participate in any cash dividends on a one-for-one basis for the equivalent converted common shares if the Preferred Stock were to be converted by the holder by the dividend record date.  Therefore, the Preferred Stock is considered a participating security requiring the two-class method for the computation and presentation of net income per share - basic.

The two-class computation method for each period segregates basic earnings per common and participating share into two categories: distributed earnings per share (i.e., the Preferred Stock stated dividend) and undistributed earnings per share, which allocates earnings after subtracting the Preferred Stock dividend to the total of weighted average common shares outstanding plus equivalent converted common shares related to the Preferred Stock.  Basic earnings per common and participating share excludes the effect of Common Stock equivalents, and is computed using the two-class computation method.

Diluted earnings per share reflects the potential dilution that could result if securities or other contracts to issue Common Stock were exercised or converted into Common Stock.  Diluted earnings per share continues to be computed using the if-converted method.  Diluted earnings per share assumes the exercise of stock options and warrants using the treasury stock method.  If the effect of the conversion of any financial instruments would be anti-dilutive, it is excluded from the diluted earnings per share calculation.

At February 24, 2012 and February 25, 2011, there was $22,127 of cumulative convertible participating Preferred Stock.  These instruments were convertible at exercise prices of:

•	Series D Preferred Stock of $55 at $0.94 per share, equating to 58,511 shares of Common Stock, issued in April 2009;

•	Series D Preferred Stock of $100 at $1.11 per share, equating to 90,090 shares of Common Stock, issued in July 2009;

•	Series D Preferred Stock of $231 at $3.02 per share, equating to 76,490 shares of Common Stock, issued in October 2010; and

•	Series E Preferred Stock of $21,741 at $2.00 per share, equating to 10,870,321 shares of Common Stock, issued in July 2009.

On February 20, 2009, in connection with the issuance of a $2,000 promissory note, the Company issued 200,000 warrants to purchase 143,885 shares of the Company's Common Stock at $1.39 per share.  Additionally, on July 2, 2009, in consideration of an increase of the guarantee on the line of credit with PNC Bank, National Association ("PNC Bank"), the Company issued 500,000 warrants to purchase 450,450 shares of the Company's Common Stock at $1.11 per share.  On January 4, 2011, the Company entered into amendments to these warrants to remove a provision in each of the warrants which provided anti-dilution protection in the event the Company issued securities at a price below the exercise price set forth in the warrants.

At February 24, 2012 and February 25, 2011, there were outstanding options to purchase the Company's Common Stock totaling 270,921 and 260,921 shares at an average price of $4.35 and $4.44 per share, respectively.  Due to the conversion price of certain Common Stock options, 260,921 shares were excluded from the calculation of diluted earnings per share as of February 24, 2012 because the effect of their conversion would be antidulutive.  There were no shares excluded from the calculation of diluted earnings per share as of February 25, 2011.

Recent Accounting Pronouncements
In June 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income.  ASU 2011-05 amends the FASB Accounting Standards Codification (Codification) to allow an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income.  ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders' equity.  The amendments to the Codification in the ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income.
In December 2011, the FASB issued ASU No. 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05.  Among the new provisions in ASU 2011-05 was a requirement for entities to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement in which net income is presented and the statement in which other comprehensive income is presented (for both interim and annual financial statements); accordingly, this requirement is indefinitely deferred by ASU 2011-12 and will be further deliberated by the FASB at a future date.
The Company adopted this guidance during the thirteen-week period ended February 24, 2012, and chose to present other comprehensive income within the accompanying Consolidated Statements of Income and Comprehensive Income.  The effect of this amended guidance, which is not deemed to be material, has been retrospectively applied to all periods presented.